HIGH INCOME SECURITIES FUND

VALUATION COMMITTEE CHARTER OF THE FUND

(Adopted July 26, 2018)

I.	ESTABLISHMENT AND PURPOSE

The Board of Trustees (the “Board”) of the High Income Securities Fund (the “Fund”) hereby establishes the Valuation Committee (the “Committee”). The primary purpose of the Committee is to oversee the implementation and operation of the Fund’s security valuation procedures, applicable to the Fund’s portfolio assets.

II.	COMPOSITION OF THE COMMITTEE

The Committee shall be composed of at least two trustees who are not interested persons of the Fund (the “Independent Trustees”), in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). Members of the Committee shall serve at the pleasure of the Board. Members of the Committee shall designate one member to serve as Chairman.

III.	MEETINGS

The Committee shall meet as necessary to fulfill its duties and responsibilities. The Chairman will establish an agenda for each meeting. Special meetings shall be called as circumstances require. The Chairman may invite, as may be appropriate, Fund officers and other interested parties, including counsel and financial consultants, to participate in meetings. The Committee shall meet as may be appropriate with any administrator, outside auditor, fund counsel, or any member(s) of the Board’s investment committee, which is responsible for the management of the Fund’s assets (the “Investment Committee”).

The Committee, in its discretion, may meet in executive session outside the presence of the Fund officers and other parties.

A majority of the Committee’s members will constitute a quorum. At any meeting of the Committee, the decision of a majority of the members present and voting will be determinative as to any matter submitted to a vote.

IV.	AMENDMENTS

This Charter may be amended by a vote of a majority of the Board. The Committee shall periodically review this Charter, at least annually, and recommend any changes to the Board.

V.	DUTIES AND RESPONSIBILITIES:

The Committee shall have the following duties and powers:

a.	on an annual basis to evaluate the effectiveness of the Fund’s security valuation procedures and make recommendations for amendments thereto to the full Board as necessary and appropriate;

b.	to review and approve quarterly the valuations provided by the Investment Committee and fund accountant for valuing portfolio securities for which market quotations are not readily available;

c.

to review all quarterly reports and other interim reports (this review shall include a review and discussion of an updated fair valuation summary with appropriate levels of members of the Investment Committee);

d.	to review such other matters as may be appropriately delegated to the Committee by the Board; and

e.	to report its activities to the Board on a regular basis and make such recommendations with respect to the above and other matters as the Committee may deem necessary and appropriate.

The Chairman of the Committee shall have the following duties and power:

a.

to obtain and review a memorandum from the Investment Committee describing each fair value pricing of a portfolio security and determine whether the memorandum should be forwarded to the members of the Committee when received or provided to the Committee members at or before the next quarterly meeting of the Committee or the Board of Trustees.

b.

to obtain and review a memorandum from the Investment Committee if the Investment Committee has revised the fair value of any of the securities for any reason. If the Chairman determines that such fair valuation(s) require the involvement of the Committee, a special meeting of the Committee shall be called as soon as practicable to discuss such fair valuation(s).

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants. Any such expenses incurred in discharging the Committee’s responsibilities shall be borne by the Fund.

The Committee shall review the Charter at least annually, and shall recommend any changes to the Board. The Board shall initially review this Charter, and thereafter shall annually approve this Charter and review any changes to this Charter recommended by the Committee.

Adopted on July 26, 2018 by:

High Income Securities Fund